HEDGING FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
HEDGING FINANCIAL INSTRUMENTS	HEDGING FINANCIAL INSTRUMENTS

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets- current

Fair value hedges
Interest rate futures contracts	$11.0	$-

Financial liabilities- current

Fair value hedges
Interest rate futures contracts	$-	$0.8
Fair value hedge
The Company entered into interest rate futures contracts, which are used to partially hedge against the fair value changes caused by interest rate fluctuation in the Company’s fixed income investments. The hedge ratio is adjusted in response to the changes in the financial market and capped at 100%.
On the basis of economic relationships, the value of the interest rate futures contracts and the value of the hedged financial assets change in opposite directions in response to movements in interest rates.
The main source of hedge ineffectiveness in these hedging relationships is the credit risk of the hedged financial assets, which is not reflected in the fair value of the interest rate futures contracts. No other sources of ineffectiveness have emerged from these hedging relationships during the hedging period.
Amount of hedge ineffectiveness recognized in profit or loss is classified under other gains and losses, net.
The following tables summarize the information relating to the hedges of interest rate risks.
December 31, 2024

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity

Interest rate futures contracts - US Treasury futures	US$40.4	March 2025

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets at FVTOCI	$3,129.2	$(11.0)
December 31, 2025

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity

Interest rate futures contracts - US Treasury futures	US$23.7	March 2026

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets at FVTOCI	$711.9	$0.8
The effect for the years ended December 31, 2023, 2024 and 2025 is detailed below:

Hedging Instruments/Hedged Items	Change in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Hedging Instruments
Interest rate futures contracts - US Treasury futures	$20.5	$174.1	$(45.7)
Hedged Items
Financial assets at FVTOCI	(20.5)	(174.1)	45.7

	$-	$-	$-
Cash flow hedge
The Company has designated the bank deposits denominated in foreign currency and forward exchange contracts to partially hedge foreign exchange rate risks associated with certain highly probable forecast transactions (capital expenditures). The hedge ratio is adjusted in response to the changes in the financial market and capped at 100%. The forward exchange contracts and foreign currency deposits have maturities of 12 months or less.
On the basis of economic relationships, the Company expects that the value of forward exchange contracts and the foreign currency deposits will move in opposite directions to the value of hedged transactions in response to foreign exchange rates movements.
The main source of hedge ineffectiveness in these hedging relationships is driven by the effect of the counterparty’s own credit risk on the fair value of forward exchange contracts and foreign currency deposits. No other sources of ineffectiveness have emerged from these hedging relationships during the hedging period. Refer to Note 21(d) for gain or loss arising from changes in the fair value of hedging instruments and hedged item affects profit or loss, and the amount transferred to initial carrying amount of hedged items.
The effect for the years ended December 31, 2023, 2024 and 2025 is detailed below:

Hedging Instruments/Hedged Items	Change in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Hedging Instruments
Forward exchange contracts	$39.9	$5.0	$-
Foreign currency deposits	$-	$-	$(31.0)

Hedged Items
Forecast transaction (capital expenditures)	$(39.9)	$(5.0)	$31.0
Hedges of net investments in foreign operations
TSMC has designated the bank loans denominated in foreign currency as a hedge of net investments in foreign operations to manage its foreign currency risk arising from investment in overseas subsidiaries.
The main source of hedge ineffectiveness in these hedging relationships is driven by the material difference between the notional amount of bank loans denominated in foreign currency and the net investment in foreign operations. No other sources of ineffectiveness have emerged from these hedging relationships during the hedging period. Refer to Note 21 (d) for gain or loss arising from changes in the fair value of hedging instruments.
The effect for the years ended December 31, 2023, 2024 and 2025 is detailed below:

	Change in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
Hedging Instruments/Hedged Items	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Hedging Instruments
Bank loans	$618.2	$793.8	$335.1

Hedged Items
Net investments in foreign operations	$(618.2)	$(793.8)	$(335.1)
FINANCIAL INSTRUMENTS
a.Categories of financial instruments

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets
FVTPL	$15,407.5	$15,132.3
FVTOCI (Note 1)	205,938.1	192,185.0
Hedging financial assets	11.0	-
Amortized cost (Note 2)	2,721,319.3	3,368,760.8

	$2,942,675.9	$3,576,078.1
Financial liabilities
FVTPL	$466.5	$3,083.9
Hedging financial liabilities	-	0.8
Amortized cost (Note 3)	1,963,297.3	1,974,710.2

	$1,963,763.8	$1,977,794.9
Note 1:Including notes and accounts receivable (net), equity and debt investments.
Note 2:Including cash and cash equivalents, financial assets at amortized cost, notes and accounts receivable (including related parties), other receivables, refundable deposits and temporary payments (including those classified under other current assets and other noncurrent assets).
Note 3:Including accounts payable (including related parties), payables to contractors and equipment suppliers, cash dividends payable, accrued expenses and other current liabilities, bonds payable, long-term bank loans, guarantee deposits and other noncurrent liabilities.
b.Financial risk management objectives
The Company manages its exposure to foreign currency risk, interest rate risk, equity price risk, credit risk and liquidity risk with the objective to reduce the potentially adverse effects the market uncertainties may have on its financial performance.
The plans for material treasury activities are reviewed by the Audit and Risk Committee and/or
Board of Directors in accordance with procedures required by relevant regulations or internal controls. During the implementation of such plans, the Company must comply with certain treasury procedures that provide guiding principles for overall financial risk management and segregation of duties.
c.Market risk
The Company is exposed to the financial market risks, primarily changes in foreign currency exchange rates, interest rates and equity prices. A portion of these risks is hedged.
Foreign currency risk
Substantially all the Company’s sales are denominated in U.S. dollars and over half of its capital expenditures are denominated in currencies other than NT dollars, primarily in U.S. dollars, Japanese yen and Euros. As a result, any significant fluctuations to its disadvantage in the exchanges rate of
NT dollar against such currencies, in particular a weakening of U.S. dollar against NT dollar, would have an adverse impact on the revenue and operating profit as expressed in NT dollars. The
Company uses foreign currency derivative contracts, such as currency forwards or currency swaps, and non-derivative financial instruments, such as foreign currency denominated debts and foreign currency deposits, to protect against currency exchange rate risks associated with non-NT dollar-
denominated monetary assets and liabilities, net investments in foreign operations, and certain forecasted transactions. These hedges reduce, but do not entirely eliminate, the effect of foreign currency exchange rate movements on the assets and liabilities.
Based on a sensitivity analysis performed on the Company’s total monetary assets and liabilities for the years ended December 31, 2023, 2024 and 2025, a hypothetical adverse foreign currency exchange rate change of 10% would have decreased its net income by NT$891.0 million,
NT$1,906.3 million and NT$1,986.5 million, respectively, after taking into account hedges and offsetting positions.
Interest rate risk
The Company is exposed to interest rate risks primarily in relation to its investment portfolio and outstanding debt. Changes in interest rates affect the interest earned on the Company’s cash and cash equivalents and fixed income securities, the fair value of those securities, as well as the interest paid on its debt.
The majority of the Company’s fixed income investments are fixed-rate securities, which are classified as financial assets at FVTOCI or at amortized cost. For those fixed income investments classified as financial assets at FVTOCI, changes in their fair value are recognized through other comprehensive income; for those classified as financial assets at amortized cost, changes in their fair value are not reflected in the carrying amount. Both classifications are recognized in profit or loss if the assets are sold.
Based on a sensitivity analysis performed on the Company’s fixed income investments at the end of the reporting period, interest rates increase of 100 basis points (1.00)% across all maturities would have decreased the Company’s other comprehensive income by NT$3,842.0 million, NT$4,500.9 million and NT$4,081.0 million for the years ended December 31, 2023, 2024, and 2025, respectively.
The majority of the Company’s debt is fixed-rate and measured at amortized cost and as such, changes in interest rates would not affect future cash flows or the carrying amount.
The Company has entered and may in the future enter into interest rate derivatives to partially hedge the interest rate risk on its fixed income investments and anticipated debt issuance. However, these hedges can offset only a limited portion of the financial impact from movements in interest rates.
Other price risk
The Company is exposed to convertible preferred stocks, equity instrument investments, and other investments price risk arising from financial assets at FVTPL and FVTOCI.
Assuming a hypothetical decrease of 10% in prices of the investments mentioned above at the end of the reporting period, the net income would have decreased by NT$1,073.4 million, NT$1,216.0 million and NT$1,202.6 million for the years ended December 31, 2023, 2024 and 2025, respectively, and the other comprehensive income would have decreased by NT$954.9 million,
NT$1,013.3 million and NT$1,020.3 million for the years ended December 31, 2023, 2024 and
2025, respectively.
d.Credit risk management
Credit risk refers to the risk that a counterparty may default on its contractual obligations resulting in financial losses to the Company. The Company is exposed to credit risks from operating activities, primarily accounts receivable, and from investing activities, primarily deposits, fixed-income investments and other financial instruments with banks. Credit risk is managed separately for business related and financial related exposures. As of the end of the reporting period, the
Company’s maximum credit risk exposure is equal to the carrying amount of financial assets.
Business related credit risk
The Company’s accounts receivable are from its customers worldwide. The majority of the
Company’s outstanding accounts receivable are not covered by collaterals or guarantees. While the
Company has procedures to monitor and manage credit risk exposure on accounts receivable, there is no assurance such procedures will effectively eliminate losses resulting from its credit risk. This risk is heightened during periods when economic conditions worsen.
As of December 31, 2024 and 2025, the Company’s ten largest customers accounted for 93% and
84% of accounts receivable, respectively. The Company considers the concentration of credit risk for the remaining accounts receivable not material.
Financial credit risk
The Company mitigates its financial credit risk by selecting counterparties with investment grade credit ratings and by limiting the exposure to any individual counterparty. The Company regularly monitors and reviews the limit applied to counterparties and adjusts the limit according to market conditions and the credit standing of the counterparties.
The objective of the Company’s investment policy is to achieve a return that will allow the Company to preserve principal and support liquidity requirements. The policy generally requires securities to be investment grade and limits the amount of credit exposure to any one issuer. The Company assesses whether there has been a significant increase in credit risk in the invested securities since initial recognition by reviewing changes in external credit ratings, financial market conditions and material information of the issuers.
The Company assesses the 12-month expected credit loss and lifetime expected credit loss based on the probability of default and loss given default provided by external credit rating agencies. The current credit risk assessment policies are as follows:

Category	Description	Basis for Recognizing Expected Credit Loss	Expected Credit Loss Ratio

Performing	Credit rating is investment grade on valuation date	12 months expected credit loss	0-0.1%
Doubtful	Credit rating is non- investment grade on valuation date	Lifetime expected credit loss- not credit impaired	-
In default	Credit rating is CC or below on valuation date	Lifetime expected credit loss- credit impaired	-
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off	-
For the years ended December 31, 2023, 2024 and 2025, the expected credit loss increased NT$35.8 million, increased NT$58.5 million and increased NT$10.4 million, respectively. The changes were mainly due to adjusted investment portfolio and fluctuations in exchange rates.
e.Liquidity risk management
The objective of liquidity risk management is to ensure the Company has sufficient liquidity to fund its business operations over the next 12 months. The Company manages its liquidity risk by maintaining adequate cash and cash equivalents, financial assets at FVTOCI-current, financial assets at amortized cost-current and sufficient cost-efficient funding.
The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments, including principal and interest.

	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

December 31, 2024

Non-derivative financial liabilities

Accounts payable (including related parties)	$74,226.6	$-	$-	$-	$74,226.6
Payables to contractors and equipment suppliers	192,635.2	-	-	-	192,635.2
Accrued expenses and other current liabilities	358,165.7	-	-	-	358,165.7
Bonds payable	76,460.8	335,240.8	197,389.1	587,602.6	1,196,693.3
Long-term bank loans	2,935.2	2,275.6	27,044.8	3,151.1	35,406.7
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	3,483.5	5,794.8	4,826.8	20,782.7	34,887.8
Others	-	86,979.5	11,737.1	-	98,716.6
	707,907.0	430,290.7	240,997.8	611,536.4	1,990,731.9
					(Continued)

	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Derivative financial instruments

Forward exchange contracts
Outflows	$109,525.4	$-	$-	$-	$109,525.4
Inflows	(109,251.5)	-	-	-	(109,251.5)
	273.9	-	-	-	273.9

	$708,180.9	$430,290.7	$240,997.8	$611,536.4	$1,991,005.8
					(Concluded)
December 31, 2025

Non-derivative financial liabilities

Accounts payable (including related parties)	$84,330.3	$-	$-	$-	$84,330.3
Payables to contractors and equipment suppliers	177,730.3	-	-	-	177,730.3
Accrued expenses and other current liabilities	344,034.9	-	-	-	344,034.9
Bonds payable	155,291.2	310,496.6	209,405.3	512,306.9	1,187,500.0
Long-term bank loans	1,530.4	11,349.9	29,477.8	-	42,358.1
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	4,381.4	6,573.8	5,804.5	22,709.9	39,469.6
Others	-	35,208.7	6,060.4	8,333.5	49,602.6
	767,298.5	363,629.0	250,748.0	543,350.3	1,925,025.8

Derivative financial instruments

Forward exchange contracts
Outflows	279,876.5	-	-	-	279,876.5
Inflows	(276,880.3)	-	-	-	(276,880.3)
	2,996.2	-	-	-	2,996.2

	$770,294.7	$363,629.0	$250,748.0	$543,350.3	$1,928,022.0
Note: Information about the maturity analysis for lease liabilities more than 5 years:

	5-10 Years	10-15 Years	15-20 Years	More Than 20 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

December 31, 2024

Lease liabilities	$10,296.9	$6,821.6	$3,547.4	$116.8	$20,782.7

December 31, 2025

Lease liabilities	$10,974.2	$7,513.6	$4,002.5	$219.6	$22,709.9
f.Fair value of financial instruments
1)Fair value measurements recognized in the consolidated statements of financial position
Fair value measurements are grouped into Levels 1 to 3 based on the degree to which the fair value is observable:
•Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and
•Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The timing of transfers between levels within the fair value hierarchy is at the end of reporting period.
2)Fair value of financial instruments that are measured at fair value on a recurring basis
Fair value hierarchy
The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Financial assets at FVTPL

Convertible preferred stocks	$-	$-	$14,181.8	$14,181.8
Mutual funds	-	-	886.9	886.9
Forward exchange contracts	-	207.7	-	207.7
Simple agreement for future equity	-	-	131.1	131.1

	$-	$207.7	$15,199.8	$15,407.5

Financial assets at FVTOCI

Investments in debt instruments
Corporate bonds	$-	$108,612.1	$-	$108,612.1
Agency mortgage-backed securities	-	46,611.4	-	46,611.4
Government bonds/ Agency bonds	20,645.9	-	-	20,645.9
Asset-backed securities	-	11,490.5	-	11,490.5
Investments in equity instruments
Non-publicly traded equity investments	-	-	7,822.9	7,822.9
Publicly traded stocks	4,842.8	-	-	4,842.8
Notes and accounts receivable, net	-	5,912.5	-	5,912.5

	$25,488.7	$172,626.5	$7,822.9	$205,938.1

Hedging financial assets

Fair value hedges
Interest rate futures contracts	$11.0	$-	$-	$11.0

Financial liabilities at FVTPL

Forward exchange contracts	$-	$466.5	$-	$466.5

	December 31, 2025
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Financial assets at FVTPL

Convertible preferred stocks	$-	$-	$13,608.8	$13,608.8
Mutual funds	-	-	1,297.5	1,297.5
Simple agreement for future equity	-	-	125.8	125.8
Forward exchange contracts	-	100.2	-	100.2

	$-	$100.2	$15,032.1	$15,132.3

Financial assets at FVTOCI

Investments in debt instruments
Corporate bonds	$-	$88,636.1	$-	$88,636.1
Agency mortgage-backed securities	-	49,150.8	-	49,150.8
Government bonds/ Agency bonds	25,437.5	-	-	25,437.5
Asset-backed securities	-	8,512.2	-	8,512.2
Investments in equity instruments
Non-publicly traded equity investments	-	-	8,797.2	8,797.2
Publicly traded stocks	3,956.1	-	-	3,956.1
Notes and accounts receivable, net	-	7,695.1	-	7,695.1

	$29,393.6	$153,994.2	$8,797.2	$192,185.0

Financial liabilities at FVTPL

Forward exchange contracts	$-	$3,083.9	$-	$3,083.9

Hedging financial liabilities

Fair value hedges
Interest rate futures contracts	$0.8	$-	$-	$0.8
Reconciliation of Level 3 fair value measurements of financial assets
The financial assets measured at Level 3 fair value were financial assets at FVTPL and equity investments classified as financial assets at FVTOCI. Reconciliations for the years ended
December 31, 2023, 2024 and 2025 are as follows:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$6,282.1	$20,849.6	$23,022.7
Additions	14,887.2	2,007.3	915.3
Recognized in profit or loss	12.3	(137.7)	353.1
Recognized in other comprehensive income or loss	262.4	(499.0)	1,251.8
Disposals and proceeds from return of capital of investments	(128.0)	(347.8)	(750.4)
Transfers out of level 3 (Note)	-	(164.9)	(89.7)
Effect of exchange rate changes	(466.4)	1,315.2	(873.5)

Balance, end of year	$20,849.6	$23,022.7	$23,829.3

Note:	The transfer from level 3 to level 1 is because quoted prices (unadjusted) in active markets data became available for the equity investments.
Valuation techniques and assumptions used in Level 2 fair value measurement
The fair values of financial assets and financial liabilities are determined as follows:
•The fair values of corporate bonds, agency bonds, agency mortgage-backed securities, asset-backed securities and government bonds are determined by quoted market prices provided by third party pricing services.
•The fair values of forward exchange contracts are measured using forward rates and discount rates derived from quoted market prices.
•The fair value of accounts receivable classified as at FVTOCI is determined by the present value of future cash flows based on the discount rate that reflects the credit risk of counterparties.
Valuation techniques and assumptions used in Level 3 fair value measurement
The fair values of convertible preferred stocks, convertible bonds, simple agreement for future equity, mutual funds and non-publicly traded equity investments are mainly determined by using the asset approach, income approach or market approach.
The asset approach takes into account the net asset value measured at the fair value. On
December 31, 2024 and 2025, the Company uses unobservable inputs derived from discount for lack of marketability of 10%. When other inputs remain equal, the fair value will decrease by NT$56.2 million and NT$64.1 million, respectively, if discounts for lack of marketability increase by 1%.
The income approach utilizes discounted cash flows to determine the present value of the expected future economic benefits that will be derived from the investment. On December 31,
2024 and 2025, the Company mainly uses unobservable inputs, which include expected returns, discount rate of 8.6% and 8.9%, and discount for lack of marketability of 20%. On
December 31, 2024 and 2025, with other inputs remain equal, if discount rate increases by 1%, the fair value will decrease by NT$1,606.9 million and NT$1,812.4 million, respectively; if discount for lack of marketability increases by 1%, the fair value will decrease by NT$140.8 million and NT$133.6 million, respectively.
For the remaining few investments, the market approach is used to arrive at their fair values, for which the recent financing activities of investees, the market transaction prices of the similar companies and market conditions are considered.
3)Fair value of financial instruments that are not measured at fair value
Except as detailed in the following table, the Company considers that the carrying amounts of financial instruments in the consolidated financial statements that are not measured at fair value approximate their fair values.
Fair value hierarchy
The table below sets out the fair value hierarchy for the Company’s financial assets and liabilities which are not required to be measured at fair value:

	December 31, 2024
	Carrying Amount	Fair Value
		Level 1	Level 2	Total

Financial assets

Financial assets at amortized costs
Corporate bonds	$171,980.2	$-	$172,518.5	$172,518.5
Commercial paper	14,208.1	-	14,222.7	14,222.7
Government bonds/Agency bonds	4,379.5	4,353.4	-	4,353.4

	$190,567.8	$4,353.4	$186,741.2	$191,094.6
Financial liabilities

Financial liabilities at amortized costs
Bonds payable	$983,752.5	$-	$900,344.7	$900,344.7

	December 31, 2025
	Carrying Amount	Fair Value
		Level 1	Level 2	Total

Financial assets

Financial assets at amortized costs
Corporate bonds	$231,239.8	$-	$232,259.2	$232,259.2
Government bonds/Agency bonds	4,213.5	4,284.6	-	4,284.6

	$235,453.3	$4,284.6	$232,259.2	$236,543.8
Financial liabilities

Financial liabilities at amortized costs
Bonds payable	$992,033.5	$-	$939,475.3	$939,475.3
Valuation techniques and assumptions used in Level 2 fair value measurement
The fair values of corporate bonds, the Company’s bonds payable and agency bonds are determined by quoted market prices provided by third party pricing services.
The fair value of commercial paper is determined by the present value of future cash flows based on the discounted curves that are derived from the quoted market prices.